INITIAL PUBLIC OFFERING (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 08, 2021	Dec. 03, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
Number of units sold		23,000,000
Purchase price, per unit		$ 10.00
Gross proceeds from issuance initial public offering		$ 230,000,000
Class A ordinary shares
INITIAL PUBLIC OFFERING
Ordinary shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants
INITIAL PUBLIC OFFERING
Exercise price of warrants			$ 0.12	$ 0.12
Public Warrants | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold		20,000,000
Purchase price, per unit		$ 10.20
Gross proceeds from issuance initial public offering		$ 200,000,000
Initial Public Offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares in a unit		1
Ordinary shares, par value (in dollars per share)		$ 0.0001
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit		0.5
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	3,000,000		3,000,000	3,000,000
Purchase price, per unit	$ 10.00
Gross proceeds from issuance initial public offering	$ 30,000,000	$ 30,000,000